Segregated funds - Summary of Changes in Net Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of segregated funds net assets [Line Items]
Segregated funds net assets	$ 1,368	$ 1,216
Level 1 [member] | Segregated funds net assets [member]
Disclosure of segregated funds net assets [Line Items]
Cash	19	1
Investment in mutual funds	1,348	1,217
Other assets (liabilities) net	1	(2)
Segregated funds net assets	$ 1,368	$ 1,216	$ 981